Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Drilling equipment	Automotive	Computer Equipment	Machinery and equipment	Leasehold improvements	Heap leach pads	Construction- in-progress *	Total
Cost
As at September 1, 2016	$464,487	$191,368	$99,636	$1,705,959	$100,328	$1,496,078	$1,379,012	$5,436,868
Disposals	—	(47,967)	(32,462)	(81,990)	—	—	—	(162,419)
Foreign exchange	(19,662)	(7,943)	(4,079)	(71,028)	(4,215)	(64,262)	(62,155)	(233,344)
As at August 31, 2017	$444,825	$135,458	$63,095	$1,552,941	$96,113	$1,431,816	$1,316,857	$5,041,105
Additions	—	—	3,731	—	—	—	3,345	7,076
Disposals	(462,455)	(125,595)	(3,484)	(310,725)	—	—	—	(902,259)
Foreign exchange	17,630	4,920	2,628	58,505	3,719	59,035	61,767	208,204
As at August 31, 2018	$—	$14,783	$65,970	$1,300,721	$99,832	$1,490,851	$1,381,969	$4,354,126

Accumulated depreciation
As at September 1, 2016	$288,172	$167,827	$93,205	$1,317,633	$66,481	$453,182	$—	$2,386,500
Depreciation expense	11,754	3,062	8,728	87,072	7,036	304,331	—	421,983
Disposals	—	(35,233)	(49,672)	(65,741)	—	—	—	(150,646)
Foreign exchange	(12,626)	(7,087)	(8,431)	(60,080)	(3,217)	(35,988)	—	(127,429)
As at August 31, 2017	$287,300	$128,569	$43,830	$1,278,884	$70,300	$721,525	$—	$2,530,408
Depreciation expense	10,502	54	5,757	60,573	5,629	304,330	—	386,845
Disposals	(308,660)	(118,667)	(2,710)	(245,340)	—	—	—	(675,377)
Foreign exchange	10,858	4,596	2,034	49,114	2,830	42,839	—	112,271
As at August 31, 2018	$—	$14,552	$48,911	$1,143,231	$78,759	$1,068,694	$—	$2,354,147

Net book value
As at August 31, 2016	$176,315	$23,541	$6,431	$388,326	$33,847	$1,042,896	$1,379,012	$3,050,368
As at August 31, 2017	$157,525	$6,889	$19,265	$274,057	$25,813	$710,291	$1,316,857	$2,510,697
As at August 31, 2018	$—	$231	$17,059	$157,490	$21,073	$422,157	$1,381,969	$1,999,979